Loans, Impaired Loans, and Allowance for Credit Losses (Summary of Allowance for Credit Losses) (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	$ 9,598	$ 8,268	$ 9,141	$ 8,189
Provision for credit losses	1,341	1,071	2,553	2,072
Write-offs, net of recoveries	(1,102)	(899)	(2,059)	(1,658)
Foreign exchange disposals and other adjustments	(248)	110	(46)	(53)
Allowance account for credit losses of financial assets, Balance at end of period	9,589	8,550	9,589	8,550
Loans [member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	8,655	7,265	8,094	7,136
Allowance account for credit losses of financial assets, Balance at end of period	8,613	7,545	8,613	7,545
Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	9,594	8,265	9,137	8,185
Provision for credit losses	1,340	1,072	2,552	2,073
Write-offs, net of recoveries	(1,102)	(899)	(2,059)	(1,658)
Foreign exchange disposals and other adjustments	(248)	109	(46)	(53)
Allowance account for credit losses of financial assets, Balance at end of period	9,584	8,547	9,584	8,547
Allowance For Credit Losses On Debt Securities [Member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	4	3	4	4
Provision for credit losses	1	(1)	1	(1)
Write-offs, net of recoveries	0	0	0	0
Foreign exchange disposals and other adjustments	0	1	0	0
Allowance account for credit losses of financial assets, Balance at end of period	5	3	5	3
Allowance For Credit Losses On Debt Securities [Member] | Debt securities at amortized cost [member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	3	2	3	2
Provision for credit losses	0	0	0	0
Write-offs, net of recoveries	0	0	0	0
Foreign exchange disposals and other adjustments	0	0	0	0
Allowance account for credit losses of financial assets, Balance at end of period	3	2	3	2
Allowance For Credit Losses On Debt Securities [Member] | Debt securities FVOCI [member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	1	1	1	2
Provision for credit losses	1	(1)	1	(1)
Write-offs, net of recoveries	0	0	0	0
Foreign exchange disposals and other adjustments	0	1	0	0
Allowance account for credit losses of financial assets, Balance at end of period	2	1	2	1
At Amortized Cost [Member] | Loans [member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	8,654	7,265	8,094	7,136
Allowance account for credit losses of financial assets, Balance at end of period	8,613	7,545	8,613	7,545
At FVOCI [Member] | Loans [member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	1	0	0	0
Allowance account for credit losses of financial assets, Balance at end of period	0	0	0	0
Allowance For Off Balance Sheet Insturments [Member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	939	1,000	1,043	1,049
Allowance account for credit losses of financial assets, Balance at end of period	971	1,002	971	1,002
Residential mortgages [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	368	410	365	403
Provision for credit losses	(14)	(8)	(15)	0
Write-offs, net of recoveries	0	(1)	(1)	(3)
Foreign exchange disposals and other adjustments	(6)	2	(1)	3
Allowance account for credit losses of financial assets, Balance at end of period	348	403	348	403
Consumer instalment and other personal [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	2,189	1,979	2,133	1,895
Provision for credit losses	380	361	736	743
Write-offs, net of recoveries	(307)	(288)	(641)	(563)
Foreign exchange disposals and other adjustments	(41)	20	(7)	(3)
Allowance account for credit losses of financial assets, Balance at end of period	2,221	2,072	2,221	2,072
Credit card [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	2,797	2,577	2,699	2,577
Provision for credit losses	451	423	901	853
Write-offs, net of recoveries	(435)	(403)	(871)	(772)
Foreign exchange disposals and other adjustments	(97)	47	(13)	(14)
Allowance account for credit losses of financial assets, Balance at end of period	2,716	2,644	2,716	2,644
Businesses and government [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	4,240	3,299	3,940	3,310
Provision for credit losses	523	296	930	477
Write-offs, net of recoveries	(360)	(207)	(546)	(320)
Foreign exchange disposals and other adjustments	(104)	40	(25)	(39)
Allowance account for credit losses of financial assets, Balance at end of period	$ 4,299	$ 3,428	$ 4,299	$ 3,428